Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Severity of the losses on securities (in hundredths)	95.00%
Trust preferred securities maturity period	5 years
Discounted cash flow hedging	3 month LIBOR plus a spread of 400 to 959 basis points
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	$ 19,340,000		$ 22,517,000
Fair value on a non-recurring basis [Abstract]
Carrying amount of impaired loans receivable	56,600,000		73,000,000
Valuation allowance	282,000		2,600
Changes in Level 3 assets measured at fair value on a recurring basis [Roll Forward]
Beginning balance	4,122,000		4,560,000
Total net losses included in [Abstract]
Net loss	(128,000)		(129,000)
Other comprehensive income (loss)	(52,000)		(107,000)
Settlements	0		(202,000)
Net transfers into Level 3	0		0
Ending balance	3,942,000		4,122,000
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust preferred securities expected to prepay (in hundredths)	1.00%
Trust preferred securities expected to default (in hundredths)	0.57%
Variable basis point of discounted cash flow hedging (in hundredths)	4.00%
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage (in hundredths)	5.00%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust preferred securities expected to prepay (in hundredths)	2.00%
Trust preferred securities expected to default (in hundredths)	0.66%
Variable basis point of discounted cash flow hedging (in hundredths)	9.59%
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage (in hundredths)			10.00%
Carrying Value [Member]
Financial Assets [Abstract]
Investment securities (available-for-sale and held-to-maturity)	21,406,000	[1]	24,549,000	[1]
Loans, net	610,776,000	[2]	605,794,000	[2]
Carrying Value [Member] | Level 1 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	76,866,000		110,228,000
Carrying Value [Member] | Level 2 [Member]
Financial Assets [Abstract]
Restricted stock	2,223,000		3,565,000
Loans held for sale	495,000		225,000
Accrued interest receivable	2,727,000		3,039,000
Financial Liabilities [Abstract]
Demand and savings deposits	367,159,000		356,440,000
Time deposits	270,048,000		278,415,000
Borrowings	43,851,000		74,010,000
Accrued interest payable	537,000		618,000
Fair Value [Member]
Financial Assets [Abstract]
Investment securities (available-for-sale and held-to-maturity)	21,406,000	[1]	24,597,000	[1]
Loans, net	632,723,000	[2]	622,801,000	[2]
Fair Value [Member] | Level 1 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	76,866,000		110,228,000
Fair Value [Member] | Level 2 [Member]
Financial Assets [Abstract]
Restricted stock	2,223,000		3,565,000
Loans held for sale	495,000		225,000
Accrued interest receivable	2,727,000		3,039,000
Financial Liabilities [Abstract]
Demand and savings deposits	367,159,000		356,440,000
Time deposits	271,786,000		280,147,000
Borrowings	42,849,000		79,997,000
Accrued interest payable	537,000		618,000
Recurring [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	19,340,000		22,517,000
Recurring [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	15,398,000		18,395,000
Recurring [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	3,942,000		4,122,000
Recurring [Member] | U.S. Government sponsored entities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	7,000		1,011,000
Recurring [Member] | U.S. Government sponsored entities [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | U.S. Government sponsored entities [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	7,000		1,011,000
Recurring [Member] | U.S. Government sponsored entities [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Corporate debt obligations [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	1,524,000		1,486,000
Recurring [Member] | Corporate debt obligations [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Corporate debt obligations [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	1,524,000		1,486,000
Recurring [Member] | Corporate debt obligations [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Residential mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	12,899,000		14,461,000
Recurring [Member] | Residential mortgage-backed securities [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Residential mortgage-backed securities [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	12,899,000		14,461,000
Recurring [Member] | Residential mortgage-backed securities [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Collateralized mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	974,000		1,594,000
Recurring [Member] | Collateralized mortgage-backed securities [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	968,000		1,437,000
Recurring [Member] | Collateralized mortgage-backed securities [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	6,000		157,000
Recurring [Member] | Collateralized debt obligations [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	3,936,000		3,965,000
Recurring [Member] | Collateralized debt obligations [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Collateralized debt obligations [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Recurring [Member] | Collateralized debt obligations [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	3,936,000		3,965,000
Nonrecurring [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	56,620,000		72,958,000
OREO	26,027,000		19,410,000
Nonrecurring [Member] | Level 1 [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0		0
OREO	0		0
Nonrecurring [Member] | Level 2 [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0		0
OREO	0		0
Nonrecurring [Member] | Level 3 [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	56,620,000		72,958,000
OREO	$ 26,027,000		$ 19,410,000

[1]	See the recurring fair value table above.
[2]	For non-impaired loans, Level 2; for impaired loans, Level 3.